Income Taxes	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The components of loss before income taxes, by geography, consists of the following:

	Fiscal Years Ended March 31,
	2026	2025	2024
Japan	¥(1,489,414)	¥(534,685)	¥(661,966)

During the fiscal years ended March 31, 2026, 2025 and 2024, the Company had no tax expense.

The Company is subject to national and local income taxes in Japan which, in the aggregate, indicate a statutory rate of approximately 31.52% for the fiscal years ended March 31, 2026 and 30.62% for the fiscal years ended March 31, 2025 and 2024, respectively. The statutory tax rate in effect for the year in which the temporary differences are expected to reverse is used to calculate the tax effects of temporary differences that are expected to reverse in the future years.

A reconciliation of income tax expense to the amount of income tax expense (benefit) at the statutory rate in Japan for the fiscal years ended March 31, 2026, 2025 and 2024 is as follows:

	Fiscal Years Ended March 31,
	2026	2025	2024
Income tax benefit at the statutory rate	¥(469,463)	¥(163,721)	¥(202,694)
Increase (reduction) in taxes resulting from:
Change in valuation allowance	186,057	193,402	175,731
Permanent difference	(36,189)	(19,400)	(6,741)
Unrecognizable loss carryforwards	—	—	13,083
Non-deductible expenses	318,667	6,937	4,548
Rate difference	—	(16,310)	17,892
Inhabitant and business tax	—	(909)	(1,818)
Other	928	1	(1)
Income tax expense	¥—	¥—	¥—

Significant components of deferred tax assets and liabilities are as follows:

	March 31,
	2026	2025
Deferred tax assets:
Deferred revenue	¥297,769	¥245,701
Net operating loss carryforwards	386,090	212,825
Accrued expenses and reserves	92,455	122,403
Operating lease liabilities	2,466	278
Other	—	909
Total deferred tax assets	778,780	582,116
Deferred tax liabilities:
Depreciation and amortization	¥18,144	¥9,725
Operating lease ROU assets	2,468	280
Total deferred tax liabilities	20,612	10,005
Less: Valuation allowance	(758,168)	(572,111)
Net deferred tax assets/(liabilities)	¥—	¥—

The Company has net operating loss carryforwards of JPY1,224,905 and JPY675,207 as of March 31, 2026 and 2025, respectively, which expire between 2033 to 2036.

The Company has evaluated the positive and negative evidence bearing upon the realizability of its net deferred tax assets. Due to the Company’s history of net losses and the difficulty in predicting future results, the Company concluded it was not more likely than not that the deferred tax assets would be utilized. Accordingly, the Company has established a full valuation allowance against net deferred tax assets as of March 31, 2026 and 2025. Significant management judgment is required in determining the Company’s deferred tax assets and liabilities and valuation allowances for purposes of assessing its ability to realize any future benefit from its net deferred tax assets. The Company intends to maintain this valuation allowance until sufficient positive evidence exists to support the reversal of the valuation allowance. Income tax expense recorded in the future will be reduced to the extent that sufficient positive evidence materializes to support a reversal of, or decrease in, the Company’s valuation allowance.

The net changes in the total valuation allowance for net deferred tax assets for the fiscal years ended March 31, 2026 and 2025 consist of the following:

	Fiscal Years Ended March 31,
	2026	2025
Valuation allowance at beginning of year	¥572,111	¥378,709
Additions (deductions)	186,057	193,402
Valuation allowance at end of year	¥758,168	¥572,111

For the fiscal years ended March 31, 2026, 2025 and 2024, the Company had no uncertain tax positions anticipated to significantly increase or decrease within 12 months.

Interest and penalties related to income tax matters are recognized as a component of selling, general and administrative expenses in the Statements of Operations, if applicable. The Company did not have any interest or penalties associated with any uncertain tax benefits that had been accrued or recognized as of and for the fiscal years ended March 31, 2026, 2025 and 2024.

The Company files national and local income tax returns within Japan. As of the reporting date, the Company is not currently, nor has it been, under income tax examination, but it may be subject to examination in the future. The tax authorities could perform tax examination on years as early as the tax year ended March 31, 2026.